Columbia Strategic Income Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	25,450,000	25,775,696
Series 2023-B Class A
09/15/2028	6.820%	15,000,000	15,191,963
Series 2024-A Class A
02/15/2029	5.610%	15,000,000	14,928,492
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.460%	15,000,000	15,003,615
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	12.088%	8,600,000	8,365,203
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	12.086%	11,450,000	11,456,756
Series 2021-7A Class E
3-month Term SOFR + 7.012% Floor 6.750% 01/22/2035	12.336%	15,350,000	14,591,188
Ballyrock CLO Ltd.(a),(b)
Series 2021-18A Class D
3-month Term SOFR + 6.762% Floor 6.500% 01/15/2035	12.090%	13,050,000	13,061,549
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.840%	8,350,000	8,357,782
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	25,000,000	24,945,733
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	22,275,000	22,252,050
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	10,243,463	10,238,322
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	10,000,000	10,000,835
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	5,100,000	5,099,040
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	4,184,496	4,176,846
Subordinated Series 2022-A Class C
06/15/2029	2.820%	3,004,354	2,986,675
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class AR
3-month Term SOFR + 1.850% Floor 1.850% 07/17/2036	7.167%	20,250,000	20,411,069
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.090%	10,900,000	10,923,827
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.346%	12,200,000	12,212,859
Netcredit Combined Receivables LLC(a),(c)
Series 2023-A Class A
12/20/2027	7.780%	6,621,084	6,650,052
NetCredit Combined Receivables LLC(a),(c),(d)
Series 2024-A Class A
10/21/2030	7.430%	21,020,000	21,046,275
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	12.086%	9,700,000	9,706,848
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class ER
3-month Term SOFR + 6.962% Floor 6.700% 10/20/2034	12.286%	12,750,000	12,782,513
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	6.549%	16,210,081	16,233,731
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	16,350,000	16,401,543
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	1,683,583	1,680,230

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	1,283,654	1,280,117
Series 2023-6 Class A
06/16/2031	7.128%	15,435,830	15,474,205
Series 2023-6 Class D
06/16/2031	9.000%	5,725,447	5,618,307
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	14,298,109	14,012,118
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	13,933,610	14,039,438
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	7,997,949	8,029,168
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	14,996,154	15,246,708
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	18,200,000	18,234,928
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	8,000,000	8,009,828
Pagaya AI Debt Trust(a),(e)
Subordinated Series 2023-5 Class AB
04/15/2031	7.334%	10,625,150	10,662,952
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	6,200,000	6,266,277
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	18,752,391	18,949,842
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	9,451,600	9,420,125
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	19,513,976	19,516,009
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	17,500,000	17,480,356
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	5,691,427	5,738,124
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	1,315,315	1,311,343
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	8,143,883	8,002,804
Total Asset-Backed Securities — Non-Agency (Cost $530,351,033)			531,773,341

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

BFLD Trust(a),(b)
Subordinated Series 2019-DPLO Class E
1-month Term SOFR + 2.354% Floor 2.240% 10/15/2034	7.671%	6,510,000	6,507,964
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.832%	6,800,000	6,611,388
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.232%	13,700,000	13,463,870
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month Term SOFR + 2.835% Floor 2.721% 11/15/2038	8.158%	6,940,000	6,162,062
COMM Mortgage Trust(a),(e)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	4,000,000	3,770,860
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	4,232,817
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	7,068,062
Hilton USA Trust(a),(e)
Subordinated Series 2016-HHV Class F
11/05/2038	4.194%	16,690,000	15,421,697
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	1,151,547
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.177%	15,500,000	13,808,397
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	17,000,000	16,481,939
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	12,000,000	11,852,509
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.581%	4,850,000	4,637,332
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	7.139%	9,790,000	8,400,644
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $143,729,917)			119,571,088

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Services LLC(f)	11,272	151,941
Media 0.0%
iHeartMedia, Inc., Class A(f)	11,995	11,102
Total Communication Services		163,043
Consumer Discretionary 0.0%
Household Durables 0.0%
Serta Simmons Bedding LLC(f)	335	2,554
Total Consumer Discretionary		2,554
Energy 0.0%
Energy Equipment & Services 0.0%
McDermott International Ltd.(f)	47,856	9,810
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(f)	14,302	4,470
Southcross Energy Partners LLC(c),(d),(f)	14,393	0
Southcross Energy Partners LLC, Class A(c),(d),(f)	272,263	0
Total		4,470
Total Energy		14,280
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare Corp.(f)	13,525	101,438
Total Health Care		101,438
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.0%
Machinery 0.0%
TNT Crane and Rigging, Inc.(f)	23,468	51,923
Total Industrials		51,923
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(f)	13,308	5,855
Software 0.0%
Avaya Holdings Corp.(c),(f)	8,492	44,583
Avaya Holdings Corp.(c),(f)	40,919	214,825
Total		259,408
Total Information Technology		265,263
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(d),(f)	722,943	1
Total Materials		1
Total Common Stocks (Cost $1,953,712)		598,502

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	8,715,000	5,576,942
Total Convertible Bonds (Cost $6,697,539)			5,576,942

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	7.000%	14,204	3,622
Total Information Technology			3,622
Total Convertible Preferred Stocks (Cost $307,751)			3,622

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)

Corporate Bonds & Notes(g) 34.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.4%
BAE Systems PLC(a)
03/26/2029	5.125%	3,735,000	3,704,690
02/15/2031	1.900%	12,470,000	10,071,523
Boeing Co. (The)
08/01/2059	3.950%	17,210,000	10,837,293
Bombardier, Inc.(a)
04/15/2027	7.875%	1,809,000	1,810,763
07/01/2031	7.250%	637,000	650,438
L3Harris Technologies, Inc.
07/31/2033	5.400%	3,597,000	3,567,049
Lockheed Martin Corp.
08/15/2034	4.800%	3,742,000	3,636,673
Northrop Grumman Corp.
06/01/2034	4.900%	11,833,000	11,420,257
Raytheon Technologies Corp.
03/15/2032	2.375%	17,366,000	14,117,637
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	963,000	1,033,666
11/15/2030	9.750%	1,961,000	2,142,799
TransDigm, Inc.(a)
08/15/2028	6.750%	3,045,000	3,080,038
03/01/2029	6.375%	4,902,000	4,897,410
03/01/2032	6.625%	5,006,000	5,029,822
Total			76,000,058
Airlines 0.4%
Air Canada(a)
08/15/2026	3.875%	2,199,000	2,088,104
American Airlines, Inc.(a)
05/15/2029	8.500%	1,001,000	1,032,121
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	7,384,732	7,314,412
04/20/2029	5.750%	1,525,465	1,475,334
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	3,910,249	3,608,186
United Airlines, Inc.(a)
04/15/2026	4.375%	4,310,000	4,154,502
04/15/2029	4.625%	2,823,000	2,610,833
Total			22,283,492
Automotive 0.5%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,228,000	1,220,218
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	2,587,000	2,613,747
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
09/08/2024	3.664%	3,700,000	3,675,989
06/16/2025	5.125%	2,561,000	2,540,943
06/10/2026	6.950%	1,957,000	1,993,253
08/17/2027	4.125%	4,839,000	4,587,238
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	606,000	605,702
05/15/2027	8.500%	3,927,000	3,949,162
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,794,000	1,850,688
04/23/2032	6.875%	1,790,000	1,831,366
Total			24,868,306
Banking 4.6%
Bank of America Corp.(h)
10/24/2031	1.922%	47,155,000	38,222,354
10/20/2032	2.572%	59,150,000	48,791,056
02/04/2033	2.972%	1,580,000	1,332,091
Subordinated
09/21/2036	2.482%	991,000	792,290
Citigroup, Inc.(h)
01/25/2033	3.057%	21,931,000	18,541,733
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%	35,197,000	28,721,221
10/21/2032	2.650%	3,816,000	3,158,563
HSBC Holdings PLC(h)
05/24/2032	2.804%	16,106,000	13,497,684
JPMorgan Chase & Co.(h)
11/08/2032	2.545%	53,838,000	44,492,978
Morgan Stanley(h)
07/21/2032	2.239%	15,569,000	12,623,384
10/20/2032	2.511%	25,418,000	20,885,100
Subordinated
09/16/2036	2.484%	7,225,000	5,693,897
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	2,639,000	2,858,157
US Bancorp(h)
06/12/2034	5.836%	4,283,000	4,314,594
Wells Fargo & Co.(h)
10/30/2030	2.879%	7,209,000	6,350,370
Total			250,275,472
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(a)
03/01/2028	6.250%	57,000	55,619
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	3,743,000	3,889,993
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	2,803,000	3,068,053
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	1,242,000	1,200,851
Hightower Holding LLC(a)
04/15/2029	6.750%	2,953,000	2,767,068
Total			10,981,584
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	3,134,000	2,919,138
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,420,000	2,345,061
05/15/2029	4.125%	1,447,000	1,310,779
08/01/2030	6.500%	1,520,000	1,523,706
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,360,902
SRS Distribution, Inc.(a)
07/01/2028	4.625%	1,658,000	1,649,001
07/01/2029	6.125%	2,178,000	2,211,968
12/01/2029	6.000%	3,593,000	3,645,196
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,051,000	3,853,027
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	2,023,000	2,086,991
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	333,000	321,051
White Cap Buyer LLC(a)
10/15/2028	6.875%	3,283,000	3,135,775
Total			27,362,595
Cable and Satellite 1.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,918,000	2,786,916
02/01/2028	5.000%	2,490,000	2,298,938
06/01/2029	5.375%	1,545,000	1,384,219
03/01/2030	4.750%	2,331,000	1,984,994
08/15/2030	4.500%	3,496,000	2,902,939
02/01/2031	4.250%	866,000	698,010
02/01/2032	4.750%	2,722,000	2,191,580
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	9,589,000	7,606,052
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,290,000	3,441,503
12/01/2061	4.400%	11,338,000	7,373,177
06/30/2062	3.950%	5,232,000	3,110,269
CSC Holdings LLC(a)
01/31/2029	11.750%	1,892,000	1,506,003
12/01/2030	4.125%	2,552,000	1,569,643
12/01/2030	4.625%	4,790,000	2,011,073
02/15/2031	3.375%	5,409,000	3,168,347
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH Network Corp.(a)
11/15/2027	11.750%	2,766,000	2,778,400
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,355,496
08/01/2027	5.000%	500,000	475,236
07/15/2028	4.000%	2,580,000	2,309,229
07/01/2029	5.500%	1,278,000	1,188,355
07/01/2030	4.125%	2,187,000	1,833,552
Videotron Ltd.(a)
06/15/2029	3.625%	9,266,000	8,375,625
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,454,000	2,869,560
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,170,000	1,966,216
VZ Secured Financing BV(a)
01/15/2032	5.000%	4,250,000	3,609,083
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	1,818,000	1,551,138
Ziggo BV(a)
01/15/2030	4.875%	5,065,000	4,512,892
Total			77,858,445
Chemicals 1.1%
Avient Corp.(a)
08/01/2030	7.125%	1,644,000	1,672,772
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	1,169,000	1,041,623
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,867,000	1,801,665
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	444,611
01/31/2030	4.500%	7,000,000	5,861,634
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,350,000	2,384,925
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,118,440
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,217,067
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,315,000	2,849,246
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,575,000	1,575,756
INEOS Finance PLC(a)
04/15/2029	7.500%	3,176,000	3,203,528
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	2,750,000	2,901,821
Ingevity Corp.(a)
11/01/2028	3.875%	3,234,000	2,910,423

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	2,255,000	1,939,385
Iris Holdings, Inc.(a),(i)
02/15/2026	8.750%	1,902,000	1,546,095
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,766,095
11/15/2028	9.750%	3,978,000	4,232,449
10/01/2029	6.250%	2,283,000	2,113,422
SPCM SA(a)
03/15/2027	3.125%	1,001,000	918,274
WR Grace Holdings LLC(a)
06/15/2027	4.875%	6,305,000	6,059,389
08/15/2029	5.625%	4,247,000	3,907,066
03/01/2031	7.375%	612,000	621,067
Total			57,086,753
Construction Machinery 0.2%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,774,000	5,169,234
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,262,506
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,547,117
03/15/2031	7.750%	611,000	638,637
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	803,635
01/15/2032	3.750%	997,000	852,638
Total			11,273,767
Consumer Cyclical Services 0.5%
APX Group, Inc.(a)
07/15/2029	5.750%	685,000	650,714
Arches Buyer, Inc.(a)
06/01/2028	4.250%	4,099,000	3,578,327
12/01/2028	6.125%	3,081,000	2,481,885
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,903,711
Match Group, Inc.(a)
06/01/2028	4.625%	5,557,000	5,170,877
Uber Technologies, Inc.(a)
09/15/2027	7.500%	605,000	616,519
08/15/2029	4.500%	11,011,000	10,390,248
Total			24,792,281
Consumer Products 0.3%
Acushnet Co.(a)
10/15/2028	7.375%	1,500,000	1,543,753
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	5,178,000	5,141,343
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%	879,000	867,395
Newell, Inc.
04/01/2026	5.200%	1,093,000	1,078,285
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,587,761
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	2,915,000	2,914,066
07/15/2030	5.500%	751,000	750,474
Total			13,883,077
Diversified Manufacturing 0.8%
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	14,237,946
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,395,868
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,293,000	4,301,399
Esab Corp.(a)
04/15/2029	6.250%	1,153,000	1,155,947
Gates Corp. (The)(a),(j)
07/01/2029	6.875%	491,000	495,898
Gates Global LLC/Co.(a)
01/15/2026	6.250%	2,553,000	2,553,000
Madison IAQ LLC(a)
06/30/2028	4.125%	1,254,000	1,160,876
06/30/2029	5.875%	2,926,000	2,712,186
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,005,000	2,672,705
Velocity Vehicle Group LLC(a),(j)
06/01/2029	8.000%	449,000	455,687
Vertical Holdco GmbH(a)
07/15/2028	7.625%	1,570,000	1,548,739
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,598,000	1,540,597
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	2,101,000	2,100,747
06/15/2028	7.250%	3,427,000	3,492,217
03/15/2029	6.375%	2,103,000	2,113,225
03/15/2032	6.625%	2,702,000	2,721,851
Total			44,658,888
Electric 1.8%
AEP Texas, Inc.
01/15/2050	3.450%	7,720,000	5,137,803
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	1,917,831
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	8,532,000	7,452,084
01/15/2032	3.750%	4,484,000	3,822,207
Duke Energy Corp.
09/01/2046	3.750%	7,780,000	5,724,441
Edison International
11/15/2028	5.250%	8,462,000	8,375,253
Emera US Finance LP
06/15/2046	4.750%	10,108,000	8,168,703
FirstEnergy Corp.
03/01/2050	3.400%	2,732,000	1,813,598
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,249,533
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,319,000	2,312,817
10/15/2026	3.875%	603,000	570,817
09/15/2027	4.500%	8,245,000	7,786,638
01/15/2029	7.250%	2,097,000	2,149,338
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,226,299
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,087,120
06/15/2029	5.250%	2,950,000	2,815,587
02/15/2032	3.875%	449,000	384,712
Pacific Gas and Electric Co.
07/01/2050	4.950%	18,875,000	15,736,842
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	696,000	638,886
PG&E Corp.
07/01/2028	5.000%	1,596,000	1,532,194
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	5,930,000	5,392,416
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	2,613,000	2,571,329
02/15/2027	5.625%	3,311,000	3,258,345
07/31/2027	5.000%	1,280,000	1,237,398
10/15/2031	7.750%	3,834,000	3,987,386
04/15/2032	6.875%	1,408,000	1,415,813
Total			97,765,390
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,809,000	1,789,389
12/15/2026	5.125%	1,425,000	1,397,455
08/01/2028	4.000%	2,000,000	1,828,254
01/15/2031	6.750%	3,195,000	3,259,151
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	5,139,000	5,062,049
Total			13,336,298
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.8%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,781,000	2,860,709
04/15/2029	6.875%	2,461,000	2,486,305
Navient Corp.
06/25/2025	6.750%	878,000	880,510
03/15/2027	5.000%	2,610,000	2,477,692
03/15/2031	11.500%	2,092,000	2,297,848
OneMain Finance Corp.
01/15/2029	9.000%	963,000	1,010,600
03/15/2030	7.875%	2,502,000	2,548,139
09/15/2030	4.000%	1,882,000	1,599,686
05/15/2031	7.500%	1,847,000	1,848,011
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	2,662,000	2,582,000
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,301,394
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	19,824,000	16,478,337
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	157,083
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	996,000	963,424
04/15/2029	5.500%	155,000	145,617
Total			41,637,355
Food and Beverage 1.3%
Bacardi Ltd.(a)
05/15/2048	5.300%	17,883,000	16,022,556
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	726,000	739,791
Constellation Brands, Inc.
05/01/2033	4.900%	12,059,000	11,584,272
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,772,372
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	5,756,000	5,726,319
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	858,918
01/31/2030	4.125%	2,124,000	1,912,657
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,843,000	5,790,536
Post Holdings, Inc.(a)
01/15/2028	5.625%	3,361,000	3,282,421
04/15/2030	4.625%	1,287,000	1,167,677
09/15/2031	4.500%	2,918,000	2,590,453
02/15/2032	6.250%	1,824,000	1,815,374

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	3,350,000	3,080,085
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	4,897,000	4,279,034
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,957,000	2,732,917
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,586,606
02/15/2029	4.750%	967,000	908,064
06/01/2030	4.625%	3,348,000	3,071,917
01/15/2032	7.250%	1,450,000	1,495,574
Total			71,417,543
Gaming 0.7%
Boyd Gaming Corp.
12/01/2027	4.750%	1,260,000	1,201,968
Boyd Gaming Corp.(a)
06/15/2031	4.750%	2,548,000	2,285,397
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	5,516,000	4,983,323
02/15/2030	7.000%	3,769,000	3,813,167
02/15/2032	6.500%	3,184,000	3,149,035
Churchill Downs, Inc.(a)
01/15/2028	4.750%	2,174,000	2,060,304
05/01/2031	6.750%	1,149,000	1,143,558
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	2,714,000	2,767,704
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	4,992,000	4,610,206
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	414,000	394,306
07/01/2029	4.125%	2,177,000	1,816,881
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	4,535,000	4,300,101
Scientific Games International, Inc.(a)
11/15/2029	7.250%	2,450,000	2,491,123
Studio City Finance Ltd.(a)
01/15/2029	5.000%	4,000,000	3,486,262
Total			38,503,335
Health Care 2.0%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,108,000	2,053,202
04/15/2029	5.000%	1,651,000	1,558,495
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,713,638
11/01/2029	3.875%	4,019,000	3,604,671
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,506,288
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	1,835,000	1,311,783
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		586,000	558,879
04/01/2030	3.500%		2,595,000	2,468,937
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		455,000	426,911
03/15/2029	3.750%		1,124,000	1,018,264
03/15/2031	4.000%		975,000	857,725
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%		2,690,000	2,549,179
04/15/2029	6.875%		2,712,000	2,122,376
05/15/2030	5.250%		5,131,000	4,260,859
02/15/2031	4.750%		2,397,000	1,893,588
01/15/2032	10.875%		1,005,000	1,038,788
Cigna Group (The)
02/15/2054	5.600%		4,050,000	3,896,026
HCA, Inc.
02/01/2029	5.875%		2,135,000	2,165,492
09/01/2030	3.500%		31,379,000	28,083,588
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%		1,424,000	1,347,505
IQVIA, Inc.(a)
10/15/2026	5.000%		823,000	806,168
05/15/2027	5.000%		1,864,000	1,811,348
05/15/2030	6.500%		993,000	1,003,272
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%		1,685,000	1,688,303
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		2,870,000	2,616,766
10/01/2029	5.250%		6,635,000	6,256,505
Select Medical Corp.(a)
08/15/2026	6.250%		5,184,000	5,195,880
Star Parent, Inc.(a)
10/01/2030	9.000%		4,671,000	4,875,345
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%		1,785,000	1,798,387
Tenet Healthcare Corp.
02/01/2027	6.250%		3,617,000	3,621,241
11/01/2027	5.125%		2,981,000	2,904,426
10/01/2028	6.125%		2,640,000	2,617,241
01/15/2030	4.375%		1,759,000	1,618,986
Tenet Healthcare Corp.(a)
05/15/2031	6.750%		3,662,000	3,699,569
Total				105,949,631
Healthcare Insurance 1.0%
Aetna, Inc.
11/15/2042	4.125%		2,786,000	2,206,089
08/15/2047	3.875%		1,833,000	1,339,161
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
10/15/2030	3.000%	43,721,000	37,165,694
03/01/2031	2.500%	11,897,000	9,703,667
08/01/2031	2.625%	7,507,000	6,104,673
Total			56,519,284
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,237,000	3,056,022
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,275,143
Total			4,331,165
Independent Energy 0.8%
Baytex Energy Corp.(a)
04/30/2030	8.500%	1,384,000	1,441,563
03/15/2032	7.375%	3,776,000	3,824,496
Civitas Resources, Inc.(a)
07/01/2028	8.375%	903,000	948,762
11/01/2030	8.625%	804,000	859,899
07/01/2031	8.750%	994,000	1,062,010
CNX Resources Corp.(a)
01/15/2029	6.000%	3,110,000	3,037,907
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	6,862,000	6,719,716
Comstock Resources, Inc.(a)
03/01/2029	6.750%	2,540,000	2,426,804
01/15/2030	5.875%	520,000	479,510
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	2,383,000	2,377,062
05/01/2029	5.000%	2,411,000	2,381,131
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,935,000	2,896,594
02/01/2029	5.750%	3,120,000	3,013,731
11/01/2033	8.375%	1,726,000	1,851,531
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,222,422
04/15/2032	6.500%	2,532,000	2,526,354
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,570,000	4,670,680
Southwestern Energy Co.
02/01/2032	4.750%	3,934,000	3,565,408
Total			45,305,580
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	16,270,000	16,238,139
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.7%
Boyne USA, Inc.(a)
05/15/2029	4.750%	722,000	666,559
Carnival Corp.(a)
03/01/2026	7.625%	2,796,000	2,810,787
08/15/2029	7.000%	1,868,000	1,920,784
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	3,079,000	3,334,809
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	551,000	540,986
10/01/2028	6.500%	782,000	779,116
Cinemark USA, Inc.(a)
03/15/2026	5.875%	3,120,000	3,077,523
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	639,000	629,951
NCL Corp., Ltd.(a)
03/15/2026	5.875%	1,810,000	1,779,532
02/15/2027	5.875%	1,143,000	1,125,884
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	1,855,000	1,827,248
01/15/2029	9.250%	595,000	634,340
01/15/2030	7.250%	4,936,000	5,104,729
03/15/2032	6.250%	944,000	939,793
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	1,765,000	1,768,706
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	2,956,000	2,958,602
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,316,000	1,325,721
Viking Cruises Ltd.(a)
09/15/2027	5.875%	2,281,000	2,226,359
02/15/2029	7.000%	1,092,000	1,094,405
07/15/2031	9.125%	960,000	1,034,067
Total			35,579,901
Life Insurance 0.5%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	25,683,000	25,241,264
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	966,000	961,671
04/01/2032	6.125%	2,704,000	2,679,553
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	2,180,000	2,171,612
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,813,890
Total			7,626,726

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Media and Entertainment 0.9%
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%		1,977,000	2,057,510
06/01/2029	7.500%		5,565,000	4,576,311
04/01/2030	7.875%		2,487,000	2,474,588
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%		1,833,000	1,732,615
iHeartCommunications, Inc.
05/01/2026	6.375%		1,900,936	1,450,146
05/01/2027	8.375%		1,526,078	548,813
Netflix, Inc.
05/15/2029	4.625%	EUR	3,491,000	3,933,746
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		3,572,000	3,427,985
01/15/2029	4.250%		811,000	732,442
03/15/2030	4.625%		2,185,000	1,944,960
02/15/2031	7.375%		696,000	719,741
Playtika Holding Corp.(a)
03/15/2029	4.250%		2,929,000	2,552,047
Roblox Corp.(a)
05/01/2030	3.875%		5,315,000	4,626,071
Univision Communications, Inc.(a)
08/15/2028	8.000%		2,711,000	2,669,589
05/01/2029	4.500%		2,385,000	2,036,487
06/30/2030	7.375%		1,038,000	983,738
Warnermedia Holdings, Inc.
03/15/2062	5.391%		13,295,000	10,459,674
Total				46,926,463
Metals and Mining 0.4%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%		1,072,000	1,096,195
Allegheny Technologies, Inc.
10/01/2029	4.875%		818,000	764,385
10/01/2031	5.125%		2,729,000	2,488,298
Constellium SE(a)
06/15/2028	5.625%		2,490,000	2,420,433
04/15/2029	3.750%		5,409,000	4,863,323
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%		1,464,000	1,427,016
04/01/2029	6.125%		5,064,000	4,995,526
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%		1,804,000	1,599,248
Novelis Corp.(a)
11/15/2026	3.250%		1,369,000	1,277,741
01/30/2030	4.750%		2,010,000	1,858,537
08/15/2031	3.875%		1,651,000	1,413,532
Total				24,204,234
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 2.6%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,718,311
CNX Midstream Partners LP(a)
04/15/2030	4.750%	3,692,000	3,324,291
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	4,736,000	4,842,761
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,588,000	1,454,057
06/15/2031	4.375%	3,480,000	3,127,872
Enbridge, Inc.
04/05/2027	5.250%	7,793,000	7,776,358
EQM Midstream Partners LP(a)
07/01/2025	6.000%	2,976,000	2,979,657
07/01/2027	6.500%	1,236,000	1,247,853
01/15/2029	4.500%	1,427,000	1,331,042
04/01/2029	6.375%	1,191,000	1,191,194
01/15/2031	4.750%	5,225,000	4,807,029
EQM Midstream Partners LP
07/15/2048	6.500%	5,051,000	5,056,186
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	12,000,000	9,651,015
09/30/2040	3.250%	3,925,000	2,931,294
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	2,912,000	2,943,413
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	7,382,000	6,766,992
NuStar Logistics LP
10/01/2025	5.750%	4,717,000	4,695,647
06/01/2026	6.000%	3,288,000	3,262,808
04/28/2027	5.625%	1,573,000	1,548,696
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	14,572,000	12,078,905
Sunoco LP(a)
05/01/2029	7.000%	2,162,000	2,208,759
05/01/2032	7.250%	2,041,000	2,090,959
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	3,318,000	3,194,286
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	3,993,217
08/15/2031	4.125%	5,940,000	5,251,795
11/01/2033	3.875%	14,638,000	12,286,338
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,639,131
06/01/2031	8.375%	2,038,000	2,101,654
02/01/2032	9.875%	2,466,000	2,645,155
Western Midstream Operating LP
01/15/2029	6.350%	3,871,000	3,987,678
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
08/15/2028	5.300%		17,155,000	17,158,891
Total				140,293,244
Natural Gas 0.2%
NiSource, Inc.
05/01/2030	3.600%		6,399,000	5,838,623
05/15/2047	4.375%		3,903,000	3,180,090
Total				9,018,713
Oil Field Services 0.3%
Kodiak Gas Services LLC(a)
02/15/2029	7.250%		916,000	929,979
Nabors Industries Ltd.(a)
01/15/2026	7.250%		2,998,000	3,006,591
01/15/2028	7.500%		1,217,000	1,158,201
Nabors Industries, Inc.(a)
05/15/2027	7.375%		1,151,000	1,148,803
01/31/2030	9.125%		1,147,000	1,183,998
Transocean Aquila Ltd.(a)
09/30/2028	8.000%		2,564,000	2,616,872
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		2,465,000	2,566,819
Transocean, Inc.(a)
05/15/2029	8.250%		776,000	775,958
05/15/2031	8.500%		1,914,000	1,911,440
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		2,768,000	2,768,480
Total				18,067,141
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%		1,358,000	1,274,174
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%		1,054,000	986,120
Total				2,260,294
Other REIT 0.4%
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	3,469,000	3,266,559
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		3,838,000	3,761,759
02/01/2027	4.250%		1,293,000	1,213,290
06/15/2029	4.750%		5,315,000	4,805,390
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%		1,816,000	1,778,972
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%		1,134,000	1,055,311
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(a)
02/01/2030	7.000%	947,000	952,701
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	616,000	629,245
02/15/2029	4.500%	860,000	800,144
04/01/2032	6.500%	1,679,000	1,668,439
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,102,000	1,042,431
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,561,809
Total			22,536,050
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	6,252,000	5,158,796
Canpack SA/US LLC(a)
11/15/2029	3.875%	3,538,000	3,107,202
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	1,080,000	1,041,777
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,592,000	3,540,121
08/15/2027	8.500%	1,408,000	1,402,522
Total			14,250,418
Pharmaceuticals 0.7%
1375209 BC Ltd.(a)
01/30/2028	9.000%	443,000	429,517
AbbVie, Inc.
03/15/2029	4.800%	17,244,000	17,067,003
Amgen, Inc.
03/02/2063	5.750%	9,555,000	9,393,990
Bausch Health Companies, Inc.(a)
09/30/2028	11.000%	789,000	688,280
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	5,749,000	4,975,442
Jazz Securities DAC(a)
01/15/2029	4.375%	2,600,000	2,393,966
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,722,000	1,590,510
04/30/2031	5.125%	3,779,000	3,337,914
Total			39,876,622
Property & Casualty 0.8%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	718,000	671,576
10/15/2027	6.750%	2,659,000	2,604,576
04/15/2028	6.750%	7,004,000	7,014,318
11/01/2029	5.875%	609,000	566,055
01/15/2031	7.000%	3,742,000	3,753,568

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	1,967,974
AssuredPartners, Inc.(a)
01/15/2029	5.625%	2,393,000	2,224,886
02/15/2032	7.500%	1,601,000	1,593,981
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	2,842,000	2,602,336
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	2,295,000	2,297,777
HUB International Ltd.(a)
01/31/2032	7.375%	2,658,000	2,667,641
HUB International, Ltd.(a)
06/15/2030	7.250%	7,501,000	7,623,049
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	3,637,000	3,668,229
USI, Inc.(a)
01/15/2032	7.500%	1,437,000	1,441,697
Total			40,697,663
Railroads 0.2%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	2,787,000	2,757,887
Norfolk Southern Corp.
08/01/2030	5.050%	10,246,000	10,189,151
Total			12,947,038
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,011,000	2,004,347
01/15/2028	3.875%	3,236,000	3,005,054
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,305,000	1,178,699
01/15/2030	6.750%	2,452,000	2,167,761
IRB Holding Corp.(a)
06/15/2025	7.000%	3,646,000	3,648,732
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,292,704
Total			14,297,297
Retailers 0.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	644,728
02/15/2032	5.000%	701,000	627,761
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	911,849
Hanesbrands, Inc.(a)
05/15/2026	4.875%	645,000	625,566
02/15/2031	9.000%	2,181,000	2,226,357
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.(a)
07/01/2025	9.375%	485,000	502,407
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,024,955
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,060,768
08/01/2031	8.250%	997,000	1,034,837
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,169,677
Lowe’s Companies, Inc.
04/01/2062	4.450%	12,604,000	9,762,365
09/15/2062	5.800%	8,932,000	8,669,688
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,780,000	2,581,187
02/15/2029	7.750%	2,190,000	2,095,693
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,198,000	2,663,684
Total			35,601,522
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,085,000	1,097,539
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,612,117
02/15/2030	4.875%	536,000	501,359
Total			4,211,015
Technology 2.5%
Block, Inc.
06/01/2026	2.750%	1,714,000	1,616,119
06/01/2031	3.500%	1,723,000	1,476,948
Block, Inc.(a)
05/15/2032	6.500%	3,394,000	3,425,724
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	447,000	448,763
Broadcom, Inc.(a)
11/15/2036	3.187%	18,394,000	14,420,896
Camelot Finance SA(a)
11/01/2026	4.500%	924,000	891,620
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	422,000	424,551
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,277,000	1,169,613
07/01/2029	4.875%	4,288,000	3,911,012
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	6,872,000	6,658,458
06/30/2032	8.250%	3,978,000	4,025,283
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	1,385,000	1,138,210
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	4,174,000	3,863,475
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,470,734
06/15/2030	5.950%	3,323,000	3,271,985
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,413,108
GoTo Group, Inc.(a)
05/01/2028	5.500%	676,194	349,998
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	4,967,000	5,147,170
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,618,992
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	2,367,000	2,107,821
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	2,581,000	2,609,866
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,698,000	2,453,206
05/30/2029	9.500%	3,682,000	3,704,591
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,364,765
09/15/2029	4.875%	664,000	615,943
07/15/2030	5.250%	2,592,000	2,420,539
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	3,990,000	3,627,009
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	3,431,000	3,703,692
NCR Corp.(a)
10/01/2028	5.000%	3,361,000	3,145,228
04/15/2029	5.125%	3,369,000	3,131,068
10/01/2030	5.250%	1,296,000	1,176,264
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	4,430,000	4,233,120
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	1,992,059
01/15/2033	5.000%	7,610,000	7,389,633
Picard Midco, Inc.(a)
03/31/2029	6.500%	5,565,000	5,280,290
PTC, Inc.(a)
02/15/2025	3.625%	349,000	343,258
Seagate HDD Cayman(a)
12/15/2029	8.250%	1,930,000	2,066,611
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	1,962,289
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies, Inc.(a),(j)
07/15/2032	6.625%	436,000	437,448
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	5,103,000	4,934,583
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,508,000	1,510,205
Synaptics, Inc.(a)
06/15/2029	4.000%	2,951,000	2,641,812
UKG, Inc.(a)
02/01/2031	6.875%	4,210,000	4,237,203
Zebra Technologies Corp.(a)
06/01/2032	6.500%	1,796,000	1,808,393
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,157,000	4,599,544
Total			135,239,099
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	2,699,000	2,667,625
ERAC USA Finance LLC(a)
05/01/2028	4.600%	13,488,000	13,208,693
Total			15,876,318
Wireless 0.4%
Altice France Holding SA(a)
02/15/2028	6.000%	3,633,000	1,132,197
Altice France SA(a)
07/15/2029	5.125%	5,899,000	3,958,381
10/15/2029	5.500%	1,316,000	883,929
Millicom International Cellular SA(a)
03/25/2029	6.250%	2,700,000	2,624,677
SBA Communications Corp.
02/15/2027	3.875%	460,000	435,464
02/01/2029	3.125%	5,224,000	4,605,730
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,274,430
Sprint Corp.
06/15/2024	7.125%	831,000	831,289
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	931,000	766,601
07/15/2031	4.750%	3,500,000	2,904,597
04/15/2032	7.750%	1,430,000	1,393,044
Total			22,810,339
Wirelines 0.8%
AT&T, Inc.
12/01/2033	2.550%	6,715,000	5,295,414

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,941,000	1,812,977
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	851,253
03/15/2031	8.625%	2,232,000	2,288,237
Iliad Holding SAS(a)
10/15/2026	6.500%	3,029,000	3,014,501
10/15/2028	7.000%	5,063,000	5,014,268
Iliad Holding SASU(a)
04/15/2031	8.500%	1,331,000	1,347,622
Verizon Communications, Inc.
03/21/2031	2.550%	26,416,000	22,270,047
Total			41,894,319
Total Corporate Bonds & Notes (Cost $1,915,653,454)			1,841,784,118

Foreign Government Obligations(g),(k) 6.4%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2029	8.000%	10,040,000	9,122,302
Brazil 0.2%
Brazilian Government International Bond
06/12/2030	3.875%	2,024,000	1,790,324
01/07/2041	5.625%	11,000,000	9,697,931
Total			11,488,255
Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	3,264,000	3,126,943
11/15/2028	8.500%	880,000	933,688
05/15/2029	4.250%	2,216,000	1,943,714
02/15/2030	9.000%	3,575,000	3,786,248
Total			9,790,593
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%	9,000,000	6,041,204
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	5,176,000	5,273,034
Total			11,314,238
Colombia 0.2%
Colombia Government International Bond
06/15/2045	5.000%	5,000,000	3,518,764
05/15/2049	5.200%	7,147,000	5,028,848
Total			8,547,612
Foreign Government Obligations(g),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.4%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,475,000	4,446,561
01/30/2030	4.500%		2,295,000	2,087,153
09/23/2032	4.875%		500,000	448,097
04/30/2044	7.450%		7,900,000	8,275,968
01/27/2045	6.850%		4,881,000	4,794,868
Total				20,052,647
Egypt 0.2%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	6,600,000	5,911,313
01/31/2047	8.500%		5,700,000	4,454,306
02/21/2048	7.903%		3,000,000	2,233,631
03/01/2049	8.700%		965,000	765,916
Total				13,365,166
India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,553,586
India Government Bond
02/06/2033	7.260%	INR	1,972,730,000	23,920,664
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		7,000,000	5,927,910
Total				35,402,160
Indonesia 0.5%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		5,300,000	5,189,941
Indonesia Treasury Bond
04/15/2027	5.125%	IDR	227,007,000,000	13,407,686
04/15/2039	8.375%	IDR	68,305,000,000	4,733,269
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,187,631
Total				28,518,527
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	9,275,000	8,541,955
06/15/2033	6.125%		3,847,000	3,414,896
Total				11,956,851
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		7,000,000	6,432,132
Kuwait 0.1%
MEGlobal Canada ULC(a)
05/18/2025	5.000%		4,950,000	4,894,610
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Foreign Government Obligations(g),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		4,800,000	4,383,778
Mexico 0.9%
Mexico Government International Bond
04/16/2030	3.250%		4,000,000	3,514,198
05/29/2031	7.750%	MXN	446,370,000	23,553,201
05/07/2036	6.000%		5,257,000	5,169,228
08/14/2041	4.280%		300,000	235,131
Petroleos Mexicanos
03/13/2027	6.500%		7,689,000	7,277,284
02/12/2028	5.350%		4,594,000	4,076,643
02/16/2032	6.700%		5,929,000	4,992,473
Total				48,818,158
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		6,506,000	6,560,518
Oman Sovereign Sukuk Co.(a)
06/01/2024	4.397%		500,000	499,960
Total				7,060,478
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		6,779,000	5,196,219
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	1,941,830
08/11/2044	6.100%		2,939,000	2,788,998
Total				4,730,828
Qatar 0.4%
Qatar Government International Bond(a)
04/16/2030	3.750%		2,000,000	1,883,887
03/14/2049	4.817%		15,614,000	14,255,291
Qatar Petroleum(a)
07/12/2031	2.250%		6,077,000	5,030,977
Total				21,170,155
Romania 0.2%
Romanian Government International Bond(a)
01/28/2050	3.375%	EUR	12,000,000	8,871,769
02/14/2051	4.000%		2,246,000	1,548,674
Total				10,420,443
Saudi Arabia 0.4%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		15,163,000	12,690,874
Foreign Government Obligations(g),(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
10/22/2030	3.250%		3,000,000	2,682,059
04/17/2049	5.000%		5,000,000	4,446,974
Total				19,819,907
South Africa 0.2%
Republic of South Africa Government Bond
01/31/2030	8.000%	ZAR	279,612,700	13,223,069
South Korea 0.4%
Korea Treasury Bond
03/10/2028	3.250%	KRW	31,900,000,000	23,017,588
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,220,386
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	5,734,923
DP World PLC(a)
07/02/2037	6.850%		3,650,000	3,922,460
09/30/2049	4.700%		2,000,000	1,648,728
Total				16,526,497
Total Foreign Government Obligations (Cost $369,426,440)				345,252,213

Residential Mortgage-Backed Securities - Agency 30.8%

Fannie Mae REMICS(b),(l)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	0.776%		54,041,146	4,283,858
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.562%		74,233,288	6,663,796
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	0.762%		75,677,025	7,471,593
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%		57,787,440	49,189,232
08/01/2052	4.000%		26,545,929	24,427,103
09/01/2052- 10/01/2053	5.000%		194,912,874	188,935,615
07/01/2053- 12/01/2053	5.500%		86,275,405	85,176,994
12/01/2053	6.000%		41,575,827	42,072,561

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(l)
CMO Series 304 Class C69
12/15/2042	4.000%	2,118,576	404,867
CMO Series 4147 Class CI
01/15/2041	3.500%	1,071,387	25,172
Federal Home Loan Mortgage Corp.(b),(l)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	0.512%	4,140,082	331,284
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.161%	7,034,122	489,013
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.612%	22,545,801	2,098,110
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	0.562%	721,658	57,833
Federal Home Loan Mortgage Corp.(e),(l)
CMO Series 4515 Class SA
08/15/2038	0.332%	3,093,759	136,762
Federal Home Loan Mortgage Corp. REMICS(l)
CMO Series 5051 Class KI
12/25/2050	2.500%	34,805,182	5,497,287
CMO Series 5192 Class PI
10/25/2051	2.500%	57,225,190	6,792,556
CMO Series 5198 Class KI
02/25/2052	3.000%	40,047,028	7,320,545
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	86,682,662	74,083,680
04/01/2052	2.500%	15,040,163	12,179,066
05/01/2052- 09/01/2052	3.500%	225,312,914	199,929,970
07/01/2052	4.500%	51,468,489	48,211,677
10/01/2053	5.000%	40,099,522	38,644,483
10/01/2053	5.500%	36,411,497	36,094,226
Federal National Mortgage Association(e),(l)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,382,988	24
Federal National Mortgage Association(l)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	616,410	20,527
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	708,649	17,731
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,490,500	213,561
Federal National Mortgage Association(b),(l)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.462%	5,800,704	464,510
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.712%	9,798,457	1,050,293
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	0.612%	9,090,834	802,107
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.562%	5,624,314	561,187
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	0.562%	20,288,883	2,187,182
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	0.662%	6,394,293	863,845
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.712%	22,010,048	2,646,350
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.712%	7,154,258	790,425
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.612%	19,911,588	2,473,412
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	0.562%	20,332,082	1,762,446
Federal National Mortgage Association REMICS(l)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	33,150,724	4,699,705
Federal National Mortgage Association REMICS(b),(l)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	0.376%	156,214,436	7,110,631
Freddie Mac REMICS(l)
CMO Series 5287 Class NI
05/25/2051	3.500%	38,514,150	7,132,385
Freddie Mac REMICS(b),(l)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	0.562%	96,200,527	7,636,610
Government National Mortgage Association
08/15/2031	7.000%	11,610	11,758
04/15/2034	5.000%	73,076	72,900
Government National Mortgage Association(l)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	6,013,891	404,233
CMO Series 2020-138 Class GI
09/20/2050	3.000%	33,292,545	5,260,332
CMO Series 2020-191 Class UG
12/20/2050	3.500%	38,024,072	6,575,457
CMO Series 2021-140 Class IW
08/20/2051	3.500%	45,438,657	8,719,228
CMO Series 2021-57 Class KI
03/20/2051	3.500%	42,078,600	6,703,352
CMO Series 2021-89 Class IO
05/20/2051	3.000%	47,752,265	7,563,309
Government National Mortgage Association(b),(l)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	0.665%	8,867,412	811,985
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.765%	7,196,260	667,573
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	0.815%	8,153,986	714,694
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	0.765%	10,740,447	1,156,329
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	0.765%	12,825,835	1,126,960
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	0.715%	24,334,536	2,370,106
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	0.665%	10,234,606	844,233
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	0.665%	8,794,211	910,291
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.765%	7,838,693	690,937
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.615%	20,619,520	1,807,251
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	0.615%	6,021,590	544,669
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.615%	17,059,337	1,536,657

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.615%	14,474,653	1,043,776
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	0.615%	13,923,002	1,252,352
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.715%	9,553,809	872,898
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.715%	9,304,187	824,485
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.765%	54,729,473	5,720,018
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	0.615%	37,064,621	3,397,199
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	1.165%	36,818,300	4,565,285
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.615%	41,821,709	3,800,339
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.865%	44,104,072	5,098,184
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	0.627%	27,022,123	2,277,511
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.615%	70,902,524	6,767,972
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.615%	40,885,793	4,403,690
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	0.715%	64,949,804	6,640,656
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	0.715%	76,619,822	7,381,094
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.615%	63,834,203	5,984,903
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	0.367%	44,820,603	2,938,022
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	0.427%	80,205,329	5,258,310
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.765%	72,355,446	7,237,339
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	0.615%	78,769,550	7,797,547
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.865%	85,788,920	8,944,361
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.000%	114,301,789	4,997,366
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	1.627%	120,449,273	11,017,495
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	0.690%	48,444,253	4,185,210
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.000%	72,922,178	3,610,632
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.926%	31,913,516	3,731,430
Government National Mortgage Association TBA(j)
06/20/2054	3.000%	32,000,000	27,639,690
Uniform Mortgage-Backed Security TBA(j)
06/18/2039- 06/13/2054	3.000%	59,000,000	51,102,575
06/13/2054	4.000%	175,000,000	158,804,212
06/13/2054	4.500%	38,000,000	35,580,992
06/13/2054	5.000%	62,000,000	59,666,619
06/13/2054	5.500%	132,000,000	129,858,808
06/13/2054	6.000%	152,000,000	152,208,755
Total Residential Mortgage-Backed Securities - Agency (Cost $1,761,497,160)			1,664,052,193

Residential Mortgage-Backed Securities - Non-Agency 9.9%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	10,360,128	10,072,846
Antler Mortgage Trust(a),(c),(d),(e)
CMO Series 2024-RTL1
05/25/2026	9.417%	16,000,000	16,000,000
BRAVO Residential Funding Trust(a),(e)
CMO Series 2021-A Class A1
10/25/2059	4.991%	8,393,581	8,393,581
CMO Series 2021-B Class A1
04/01/2069	5.115%	11,320,865	11,098,772
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(c),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	15,714,225	15,714,225
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	27,467,922	26,428,811
CAFL Issuer LLC(a),(e)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	8,384,030	8,095,601
CIM Trust(a),(e)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	7,926,157	7,775,593
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2010-6 Class 2A2
09/25/2035	6.174%	99,899	98,703
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,392,550	1,357,921
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	7.588%	3,315,531	3,338,046
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.614%	6,381,909	6,474,639
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	1,220,470	1,188,636
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	8.025%	4,109,760	4,116,227
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	7,964,071	7,734,837
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.574%	9,950,000	10,767,973

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR + 6.114% 08/25/2050	11.438%	14,468,767	16,578,963
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	8.324%	15,400,000	16,672,519
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	7.974%	10,400,000	11,063,643
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	8.374%	15,700,000	16,722,626
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS03 Class M2
30-day Average SOFR + 0.114% 10/25/2032	5.438%	837,767	834,435
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month Term SOFR + 3.114% 10/25/2028	8.439%	2,046,238	2,057,681
LHOME Mortgage Trust(a),(e)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	14,150,000	14,178,052
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	8,000,000	8,032,271
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,342,648	4,180,640
NYMT Loan Trust(a),(e)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	15,200,000	15,200,676
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
30-day Average SOFR + 2.064% Floor 1.950% 07/25/2029	7.388%	1,898,602	1,900,362
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	8.324%	9,800,000	9,955,668
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(e)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	12,383,960	12,390,450
OSAT Trust(a),(e)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	6,734,000	6,197,268
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.193%	4,611,137	4,624,572
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	16,918,678	16,300,511
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	11,267,128	11,161,493
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-2 Class A1
03/25/2026	5.115%	8,091,012	7,958,798
CMO Series 2021-3 Class A1
04/25/2026	1.867%	7,866,723	7,660,508
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	10,370,336
PRET LLC(a),(e)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	17,718,448	17,629,890
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	23,470,048	23,369,339
PRET LLC(a)
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	16,908,848	16,882,173
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	12,631,302	12,236,720
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL1 Class A1
09/27/2060	5.240%	5,208,208	5,154,770
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	7,461,334	7,199,037
PRKCM Trust(a),(e)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	14,913,551	13,575,029
PRPM LLC(a),(e)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	8,788,000	8,461,622
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	8.474%	18,984,000	19,174,028
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	5,815,872	5,797,279
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.939%	10,750,000	11,302,420
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	12,676,597	12,467,979
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	15,574,842	15,056,427
VCAT LLC(a),(e)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	16,547,803	16,111,993
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	5,134,556	5,015,849
Verus Securitization Trust(a),(e)
Subordinated CMO Series 2019-INV3 Class B1
11/25/2059	3.731%	7,300,000	6,417,910
Visio Trust(a),(e)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	3,638,342
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,237,252
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $532,653,627)			535,425,942

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Entertainment 0.0%
Cineworld Group PLC(f)	31,901	566,238
Total Communication Services		566,238
Total Rights (Cost $391,321)		566,238

Senior Loans 9.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 08/24/2028	8.829%	1,135,431	1,144,595
Tranche B2 Term Loan
1-month Term SOFR + 3.500% 08/24/2028	8.829%	437,793	441,326
TransDigm, Inc.(b),(m)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	8.059%	3,021,863	3,034,796
Total			4,620,717
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	10.336%	2,551,825	2,648,590
6-month Term SOFR + 3.500% 06/04/2029	8.775%	1,512,937	1,509,155
United Airlines, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 02/22/2031	8.071%	760,917	762,682
WestJet Airlines Ltd.(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 12/11/2026	8.428%	133,105	133,576
Total			5,054,003
Automotive 0.1%
American Axle & Manufacturing, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	8.320%	1,543,574	1,549,840
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/06/2030	8.329%	2,131,379	2,142,036
First Brands Group LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.591%	1,704,503	1,684,714

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.591%	1,120,348	1,110,075
Total			6,486,665
Brokerage/Asset Managers/Exchanges 0.3%
AlixPartners LLP(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.944%	2,198,146	2,204,477
Allspring Buyer LLC(b),(m)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 11/01/2028	8.824%	1,304,032	1,300,159
Cetera, Inc.(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 4.000% 08/09/2030	9.328%	1,907,450	1,916,090
Citadel Securities LP(b),(m)
Term Loan
1-month Term SOFR + 2.250% 07/29/2030	7.579%	3,338,240	3,356,601
HighTower Holding LLC (b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 04/21/2028	9.586%	2,237,900	2,249,090
Russell Investments US Institutional Holdco, Inc.(b),(m)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	10.330%	2,689,321	2,405,597
VFH Parent LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% 01/13/2029	8.429%	2,695,509	2,698,043
Total			16,130,057
Building Materials 0.4%
Cornerstone Building Brands, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	8.767%	1,378,097	1,355,454
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	9.827%	280,172	280,172
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Covia Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 1.000% 07/31/2026	9.568%	1,750,241	1,739,740
CPG International LLC(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 04/28/2029	7.929%	744,332	747,310
Foundation Building Materials, Inc.(b),(m),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.841%	1,994,872	1,992,278
Foundation Building Materials, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	9.330%	330,989	332,419
Hunter Douglas Holding BV(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.836%	2,661,638	2,644,523
Johnstone Supply(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 05/16/2031	8.321%	286,001	286,479
LBM Acquisition LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/17/2027	9.179%	2,239,133	2,229,616
LBM Acquisition LLC (b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 05/30/2031	9.170%	113,244	112,253
Park River Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	8.814%	1,247,530	1,233,371
Quikrete Holdings, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 04/14/2031	7.829%	2,159,786	2,167,626
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SRS Distribution, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 06/02/2028	8.679%	746,183	750,444
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.944%	1,945,000	1,956,962
Standard Building Solutions, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 09/22/2028	7.685%	1,983,974	1,988,359
Summit Materials, Inc.(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% 01/12/2029	7.799%	1,000,000	1,006,880
White Cap Supply Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	9.079%	2,333,909	2,343,175
Total			23,167,061
Cable and Satellite 0.2%
CSC Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.817%	1,428,514	1,371,888
DIRECTV Financing LLC(b),(m)
Term Loan
1-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	10.444%	1,017,527	1,020,152
Iridium Satellite LLC(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 09/20/2030	7.829%	2,173,203	2,174,703
Telesat Canada(b),(m)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	8.359%	2,179,765	1,034,211
UPC Financing Partnership(b),(m)
Tranche AX Term Loan
1-month Term SOFR + 3.000% 01/31/2029	8.431%	3,050,000	3,043,808
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.931%	1,925,000	1,872,063
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	8.681%	1,000,000	977,500
Total			11,494,325
Chemicals 0.4%
Ascend Performance Materials Operations LLC(b),(m)
Term Loan
6-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	10.074%	1,156,901	1,152,770
Axalta Coating Systems Dutch Holding B BV/Axalta Coating Systems US Holdings, Inc.(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/20/2029	7.330%	958,001	961,441
Herens Holdco SARL(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.925% Floor 0.750% 07/03/2028	9.334%	1,553,655	1,508,024
Ineos Quattro Holdings UK Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	9.679%	2,455,000	2,453,478
Ineos US Finance LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% 11/08/2027	9.179%	1,665,828	1,669,643
1-month Term SOFR + 3.750% 02/07/2031	9.079%	150,000	150,687
Term Loan
1-month Term SOFR + 3.500% 02/18/2030	8.929%	647,452	649,070
Innophos Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% 02/05/2027	8.944%	600,000	596,400
Nouryon Finance BV(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% 04/03/2028	8.826%	1,174,236	1,181,575
Tranche B2 Term Loan
1-month Term SOFR + 3.500% 04/03/2028	8.820%	1,122,751	1,129,769
Olympus Water US Holding Corp.(b),(m)
Term Loan
3-month Term SOFR + 3.750% 11/09/2028	9.321%	1,745,536	1,751,872

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B4 Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 11/09/2028	9.576%	773,465	778,059
PMHC II, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.706%	1,114,922	1,100,294
Sparta US Holdco LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/02/2028	8.680%	975,050	978,014
Tronox Finance LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 2.750% 04/04/2029	8.079%	477,095	479,065
Windsor Holdings III LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/01/2030	9.320%	2,804,534	2,833,758
WR Grace Holdings LLC(b),(m)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.321%	1,240,482	1,243,360
Total			20,617,279
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(m)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	7.809%	1,072,063	1,078,099
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.194%	863,515	829,458
Allied Universal Holdco LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	9.179%	2,371,734	2,371,331
Amentum Government Services Holdings LLC(b),(m)
Tranche 1 1st Lien Term Loan
1-month Term SOFR + 4.000% 01/29/2027	9.444%	946,562	951,295
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche 3 1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 02/15/2029	9.321%	1,633,751	1,642,949
APX Group, Inc.(b),(m)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/10/2028	8.081%	1,745,524	1,751,791
Arches Buyer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.679%	2,951,666	2,838,942
Cast & Crew LLC(b),(m),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	9.079%	1,019,791	1,023,778
Conservice Midco LLC(b),(m)
Term Loan
1-month Term SOFR + 4.000% 05/13/2027	9.329%	2,905,431	2,913,595
Corporation Service Co.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/02/2029	8.079%	2,054,255	2,061,158
Cushman & Wakefield US Borrower LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	8.679%	997,487	999,981
1-month Term SOFR + 3.750% Floor 0.500% 01/31/2030	9.079%	1,303,656	1,311,803
Fleet Midco I Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250% 02/21/2031	8.579%	1,370,061	1,376,912
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% 11/09/2029	7.329%	427,173	428,262
Grant Thornton(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/02/2031	8.597%	454,237	457,271
Omnia Partners LLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/25/2030	8.570%	1,150,000	1,153,669
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PG Polaris Bidco SARL(b),(m)
Term Loan
3-month Term SOFR + 3.500% 03/26/2031	8.812%	1,740,598	1,752,208
Prime Security Services Borrower LLC(b),(m),(n)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 10/13/2030	7.579%	1,414,708	1,419,602
Signal Parent, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 04/03/2028	8.929%	1,820,383	1,617,611
Sotheby’s(b),(m)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 01/15/2027	10.090%	1,802,846	1,690,168
TruGreen LP(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	9.429%	1,071,205	1,006,932
Uber Technologies, Inc.(b),(m)
Term Loan
3-month Term SOFR + 2.750% 03/03/2030	8.079%	2,737,696	2,754,807
WaterBridge Midstream Operating LLC(b),(m)
Term Loan
3-month Term SOFR + 5.750% Floor 1.000% 06/22/2026	11.335%	4,421	4,436
WW International, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.944%	1,171,875	523,688
Total			32,881,647
Consumer Products 0.3%
Amer Sports Co.(b),(m)
Term Loan
3-month Term SOFR + 3.250% 02/17/2031	8.577%	1,623,244	1,631,360
Bombardier Recreational Products, Inc.(b),(m),(n)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	8.079%	1,239,894	1,242,646
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bombardier Recreational Products, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	8.079%	1,932,541	1,937,681
Kronos Acquisition Holdings, Inc.(b),(m)
Tranche B1 Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 12/22/2026	9.314%	1,989,731	1,991,382
Osmosis Buyer Ltd.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	9.320%	744,318	747,214
Recess Holdings, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 02/20/2030	9.829%	1,272,164	1,278,525
SRAM LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/18/2028	8.194%	1,442,366	1,439,669
SWF Holdings I Corp.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	9.444%	787,515	656,197
Thor Industries, Inc. (b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 11/15/2030	8.070%	735,503	739,490
Topgolf Callaway Brands Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	8.329%	2,368,043	2,378,202
Weber-Stephen Products LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	8.694%	2,392,199	2,226,252
Total			16,268,618
Diversified Manufacturing 0.4%
Barnes Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.500% 09/03/2030	7.829%	1,939,549	1,948,432

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CD&R Hydra Buyer, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% 03/25/2031	9.420%	433,900	436,430
DXP Enterprises, Inc.(b),(m)
Term Loan
6-month Term SOFR + 4.750% Floor 1.000% 10/11/2030	10.164%	1,362,569	1,369,382
EMRLD Borrower LP(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% 05/31/2030	7.829%	2,710,926	2,727,300
Filtration Group Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/21/2028	8.944%	610,721	613,585
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 10/21/2028	9.680%	2,021,033	2,028,874
Gates Global LLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/04/2031	7.571%	1,476,826	1,479,603
Gates Global LLC(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 03/31/2027	7.929%	1,370,355	1,372,273
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(m),(n)
Term Loan
6-month Term SOFR + 5.000% 02/15/2029	8.326%	1,462,239	1,472,300
Madison IAQ LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% 06/21/2028	8.685%	2,635,927	2,639,222
TK Elevator Midco GmbH(b),(m)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	8.791%	2,500,659	2,516,288
Vertiv Group Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 03/02/2027	7.930%	1,428,322	1,433,149
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WEC US Holdings Ltd.(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/27/2031	8.079%	2,963,477	2,977,731
Total			23,014,569
Electric 0.3%
Calpine Construction Finance Co. LP(b),(m)
Term Loan
1-month Term SOFR + 2.250% 07/31/2030	7.579%	727,012	727,419
Calpine Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.000% 12/16/2027	7.329%	717,949	719,219
1-month Term SOFR + 2.000% 01/13/2031	7.338%	1,350,000	1,351,930
Carroll County Energy LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500% 02/13/2026	8.902%	378,162	376,838
Constellation Renewables LLC(b),(m)
Term Loan
3-month Term SOFR + 2.500% Floor 1.000% 12/15/2027	8.109%	2,520,585	2,524,089
EFS Cogen Holdings I LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/01/2027	9.080%	1,303,269	1,307,687
Generation Bridge Northeast LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/22/2029	8.829%	1,107,759	1,116,987
Hamilton Projects Acquiror LLC(b),(m)
Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 06/17/2027	9.930%	1,966,569	1,975,792
Hamilton Projects Acquiror LLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 05/22/2031	9.079%	1,852,721	1,860,836
Nautilus Power LLC(b),(m)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	10.814%	474,876	441,436
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
New Frontera Holdings LLC(b),(c),(m)
1st Lien Term Loan
3-month Term SOFR + 13.000% Floor 1.000% 07/28/2026	18.564%	217,161	275,795
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	7.064%	75,277	56,458
Vistra Zero Operating Co. LLC(b),(m),(n)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	8.075%	1,908,217	1,920,620
Total			14,655,106
Environmental 0.1%
Covanta Holdings Corp. (b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.829%	2,053,026	2,057,194
Tranche C Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.829%	156,923	157,242
EnergySolutions LLC/Envirocare of Utah LLC (b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 09/20/2030	9.079%	2,095,898	2,119,477
Northstar Group Services(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/08/2030	10.079%	1,713,410	1,715,551
Rockwood Service Corp.(b),(m)
Term Loan
1-month Term SOFR + 4.000% 01/23/2027	9.444%	5,066	5,091
Total			6,054,555
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(m)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	7.321%	734,730	736,706
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.2%
Aramark Intermediate HoldCo Corp.(b),(m)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	7.329%	1,500,000	1,502,250
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	7.329%	992,499	995,606
Del Monte Foods, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	9.736%	1,695,494	1,316,127
Primary Products Finance LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.952%	1,984,622	1,984,622
Triton Water Holdings, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.814%	2,592,621	2,587,617
UTZ Quality Foods(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.750% 01/20/2028	8.069%	1,560,931	1,566,785
Total			9,953,007
Gaming 0.5%
Caesars Entertainment, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 02/06/2030	8.097%	2,469,940	2,475,078
Tranche B1 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 02/06/2031	8.097%	847,368	848,690
ECL Entertainment LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/31/2030	9.329%	1,280,231	1,287,169
Entain PLC(b),(m),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	8.904%	3,186,526	3,191,497

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	9.071%	2,863,061	2,870,591
Flutter Entertainment PLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 11/25/2030	7.659%	3,803,017	3,815,681
HRNI Holdings LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.702%	2,921,685	2,914,381
Light and Wonder International, Inc.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 04/14/2029	8.070%	1,318,468	1,323,412
Ontario Gaming GTA LP(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	9.559%	2,693,328	2,708,303
PCI Gaming Authority(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% 05/29/2026	7.944%	1,188,266	1,191,534
Penn Entertainment, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	8.179%	2,139,505	2,142,993
Scientific Games Holdings LP(b),(m),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 04/04/2029	8.556%	3,207,452	3,214,733
Total			27,984,062
Health Care 0.4%
Agiliti Health, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	8.302%	705,525	704,206
Catalent Pharma Solutions, Inc.(b),(m)
Tranche B4 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/22/2028	8.321%	1,988,642	1,998,585
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CHG Healthcare Services, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/29/2028	8.694%	761,264	763,327
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(m)
Tranche B 1st Lien Delayed Draw Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.659%	534,512	536,960
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.659%	1,158,109	1,163,414
ICON PLC(b),(m)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.309%	341,066	343,006
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	7.330%	84,977	85,460
Medline Borrower LP(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	8.079%	4,654,730	4,683,822
Parexel International, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/15/2028	8.694%	2,244,275	2,255,968
PCI Pharma Packaging(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 11/30/2027	8.575%	394,608	395,594
Pluto Acquisition I, Inc.(b),(m)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	10.687%	512,904	518,674
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	9.328%	1,907,073	1,725,902
Select Medical Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	8.329%	2,405,513	2,412,273
Star Parent, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	9.309%	1,542,297	1,542,498
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% 12/19/2030	8.821%	2,822,336	2,834,189
Upstream Newco, Inc.(b),(m)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.841%	2,480,887	2,291,719
Total			24,255,597
Independent Energy 0.0%
Parkway Generation LLC(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.341%	2,326,187	2,321,535
Tranche C Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	10.341%	309,020	308,401
Total			2,629,936
Leisure 0.4%
Alterra Mountain Co.(b),(m)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	8.579%	2,613,947	2,628,663
Tranche B5 Term Loan
1-month Term SOFR + 3.500% 05/31/2030	8.829%	427,079	430,017
Carnival Corp. (b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	8.075%	1,229,659	1,236,422
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	8.075%	1,826,937	1,839,725
Cinemark USA, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 05/24/2030	9.052%	2,884,081	2,899,108
Crown Finance US, Inc.(b),(m)
Term Loan
1-month Term SOFR + 1.500% 07/31/2028	6.944%	838,084	847,160
Formula One Management Ltd.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 01/15/2030	7.559%	2,909,923	2,924,473
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Life Time, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 01/15/2026	9.591%	1,170,727	1,174,871
Motion Acquisition Ltd.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	9.071%	2,115,413	2,117,528
NAI Entertainment Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 1.000% 05/08/2025	8.434%	1,567,700	1,559,470
UFC Holdings LLC(b),(m)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.336%	3,109,128	3,117,212
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	8.194%	1,296,136	1,298,456
Total			22,073,105
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/02/2028	7.829%	2,953,720	2,964,383
Playa Resorts Holding BV(b),(m)
Term Loan
1-month Term SOFR + 3.250% 01/05/2029	8.572%	2,408,290	2,419,440
Travel + Leisure Co.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/14/2029	8.671%	1,570,071	1,578,581
Total			6,962,404
Media and Entertainment 0.6%
AppLovin Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/25/2028	7.829%	2,342,112	2,351,879

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cengage Learning, Inc.(b),(m)
Tranche B 1st Lien Term Loan
6-month Term SOFR + 4.250% Floor 1.000% 03/24/2031	9.538%	2,876,397	2,888,737
CMG Media Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2026	8.909%	1,060,469	835,236
Creative Artists Agency LLC(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 11/27/2028	8.579%	2,907,629	2,923,621
Cumulus Media Exchange(b),(m)
Tranche B Term Loan
3-month Term SOFR + 5.000% 05/02/2029	10.590%	1,347,546	673,773
Dotdash Meredith, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	9.413%	1,356,149	1,357,844
E.W. Scripps Co. (The)(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	8.006%	2,890,331	2,839,404
Emerald X, Inc.(b),(m)
Term Loan
1-month Term SOFR + 5.000% 05/22/2026	10.429%	1,301,344	1,306,549
Gray Television, Inc.(b),(m)
Tranche E Term Loan
3-month Term SOFR + 1.500% 01/02/2026	7.928%	1,645,989	1,635,504
iHeartCommunications, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.000% 05/01/2026	8.444%	1,108,872	871,385
Lions Gate Capital Holdings LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.250% 03/24/2025	7.679%	1,068,368	1,065,921
Nielsen Consumer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.750% 03/06/2028	9.079%	1,960,792	1,919,125
Playtika Holding Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	8.194%	3,570,688	3,572,759
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sinclair Television Group, Inc.(b),(m)
Tranche B3 Term Loan
3-month Term SOFR + 3.000% 04/01/2028	8.591%	1,218,507	865,140
StubHub Holdco Sub LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	10.079%	2,162,338	2,160,997
Univision Communications, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 03/15/2026	8.694%	972,500	972,257
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.694%	1,973,092	1,944,738
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	9.559%	196,500	196,353
Total			30,381,222
Midstream 0.3%
AL GCX Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/17/2029	8.572%	1,114,478	1,117,821
CQP Holdco LP(b),(m)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/31/2030	8.302%	3,299,258	3,302,689
GIP III Stetson I LP/II(b),(m)
Term Loan
1-month Term SOFR + 4.250% 10/31/2028	9.679%	1,175,034	1,179,734
GIP Pilot Acquisition Partners LP(b),(m)
Term Loan
3-month Term SOFR + 2.500% 10/04/2030	7.827%	2,515,168	2,524,600
ITT Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/11/2030	8.429%	1,886,633	1,895,595
Oryx Midstream Services Permian Basin LLC(b),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	8.436%	2,005,496	2,016,606
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Traverse Midstream Partners LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500% 02/16/2028	8.830%	1,647,889	1,655,618
Whitewater DBR Holdco LLC(b),(m)
Term Loan
3-month Term SOFR + 2.750% 03/03/2031	8.052%	1,456,327	1,460,580
Total			15,153,243
Oil Field Services 0.0%
ChampionX Corp.(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	8.178%	995,000	998,423
Goodnight Midstream(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 5.250% 06/04/2029	10.593%	965,777	960,948
Lealand Finance Co. BV(b),(m)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	8.444%	8,649	4,325
1-month Term SOFR + 1.000% 12/31/2027	6.444%	126,005	41,109
Total			2,004,805
Other Financial Institutions 0.2%
19th Holdings Golf LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.673%	1,093,430	1,086,137
Alter Domus(b),(m),(n)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 05/14/2031	8.821%	20,988	21,041
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 05/14/2031	8.822%	283,798	284,508
Citco Funding LLC(b),(m)
Tranche B Term Loan
6-month Term SOFR + 3.250% Floor 0.500% 04/27/2028	8.422%	818,383	820,175
FinCo I LLC(b),(m)
Term Loan
3-month Term SOFR + 3.000% 06/27/2029	8.330%	936,399	940,041
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Freeport LNG Investments LLLP(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.086%	2,941,178	2,938,325
IGT Holding IV AB/IFS(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.972%	2,803,197	2,817,213
Trans Union LLC(b),(m)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	7.329%	923,517	926,352
Total			9,833,792
Other Industry 0.1%
Artera Services LLC(b),(m),(n)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.809%	1,052,070	1,059,739
Brand Industrial Services, Inc.(b),(m)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.827%	143,542	144,290
Hillman Group, Inc. (The)(b),(m)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 07/14/2028	7.575%	1,581,698	1,583,929
WireCo WorldGroup, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	9.075%	1,142,970	1,141,541
Total			3,929,499
Packaging 0.2%
Anchor Packaging LLC(b),(m),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/18/2029	9.079%	1,640,587	1,646,444
Charter Next Generation, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/01/2027	8.829%	3,627,993	3,643,231
Clydesdale Acquisition Holdings, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.675% Floor 0.500% 04/13/2029	9.104%	1,963,403	1,973,220

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flint Group Packaging Inks North America Holdings LLC(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.688%	658,809	558,887
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/30/2027	5.688%	878,557	136,730
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	9.838%	1,273,839	1,203,778
Mauser Packaging Solutions Holding Co.(b),(m)
Term Loan
1-month Term SOFR + 3.500% 08/14/2026	8.813%	773,853	775,896
Pactiv Evergreen, Inc.(b),(m)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/24/2028	8.680%	2,141,238	2,144,685
Tosca Services LLC(b),(m)
Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	9.091%	967,500	860,040
Total			12,942,911
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	7.163%	1,125,033	1,123,379
Jazz Pharmaceuticals PLC(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/05/2028	8.444%	2,404,202	2,422,618
Total			3,545,997
Property & Casualty 0.3%
AssuredPartners, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.829%	1,759,920	1,772,979
Asurion LLC(b),(m)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.694%	815,273	809,158
Broadstreet Partners, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.750% 01/27/2029	9.079%	2,244,375	2,248,595
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Broadstreet Partners, Inc.(b),(m),(n)
Tranche B4 Term Loan
3-month Term SOFR + 3.250% 05/09/2031	8.571%	79,687	80,022
Hub International Ltd.(b),(m)
Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 06/20/2030	8.575%	2,665,848	2,682,723
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(m)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	9.079%	2,685,962	2,698,398
Truist Insurance Holdings LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% 05/06/2031	8.586%	2,166,826	2,179,588
USI, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.250% 09/27/2030	8.552%	1,086,380	1,087,934
Tranche B Term Loan
3-month Term SOFR + 3.000% 11/22/2029	8.302%	1,677,709	1,680,041
Total			15,239,438
Restaurants 0.2%
1011778 BC ULC(b),(m)
Tranche B5 Term Loan
1-month Term SOFR + 2.250% 09/20/2030	7.578%	1,993,522	1,994,279
Dave & Buster’s, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/29/2029	8.625%	1,464,062	1,471,177
IRB Holding Corp.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	8.179%	3,051,312	3,061,931
Whatabrands LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	8.079%	3,155,995	3,159,277
Total			9,686,664
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.2%
CWGS Group LLC(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.750% 06/03/2028	7.936%	1,247,429	1,215,819
Great Outdoors Group LLC(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	9.194%	3,775,510	3,777,285
Harbor Freight Tools USA, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/19/2027	8.194%	1,925,537	1,925,382
PetSmart LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.179%	1,920,329	1,911,765
Restoration Hardware, Inc.(b),(m)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	7.944%	500,000	487,430
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	8.679%	987,469	967,305
Total			10,284,986
Technology 2.1%
Adeia, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/08/2028	8.930%	2,829,200	2,830,388
Ascend Learning LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.929%	2,871,496	2,867,017
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.179%	1,753,172	1,718,985
athenahealth Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.579%	3,363,943	3,354,591
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Atlas CC Acquisition Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.859%	1,689,884	1,443,583
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.859%	343,705	293,610
Avaya, Inc.(b),(m)
Term Loan
1-month Term SOFR + 1.500% Floor 1.000% 08/01/2028	6.828%	1,329,615	1,109,750
Barracuda Parent LLC(b),(m)
1st Lien Term Loan
6-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.814%	2,732,352	2,734,756
Boost Newco Borrower LLC(b),(m)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 01/31/2031	8.309%	2,381,947	2,388,235
Camelot US Acquisition LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	8.079%	2,856,590	2,857,304
Central Parent LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/06/2029	8.577%	3,856,716	3,886,297
Cloud Software Group, Inc.(b),(m)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.500% 09/29/2028	9.909%	1,643,883	1,646,152
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 03/30/2029	9.909%	2,010,126	2,016,819
Cloudera, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	9.179%	2,404,417	2,396,410
Coherent Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 07/02/2029	7.829%	1,778,153	1,785,266

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CoreLogic, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.944%	1,942,651	1,913,511
Cotiviti, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% 05/01/2031	8.563%	2,691,392	2,699,816
DCert Buyer, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	9.329%	3,035,059	3,018,214
Dun & Bradstreet Corp. (The)(b),(m)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	8.075%	2,882,483	2,890,093
Ellucian Holdings, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/09/2029	8.929%	2,867,026	2,882,393
Endurance International Group Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 02/10/2028	8.935%	2,086,074	1,947,225
Everi Holdings, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/03/2028	7.944%	1,826,739	1,830,282
Gen Digital, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/12/2029	7.429%	1,975,733	1,976,721
Genesys Cloud Services Holdings I LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	9.194%	259,518	261,628
GoTo Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.750% 04/30/2028	10.173%	1,315,947	1,233,701
1-month Term SOFR + 4.750% 04/30/2028	10.173%	1,054,650	642,018
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greeneden US Holdings I LLC(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.829%	122,993	123,806
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(m)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	9.077%	1,782,135	1,786,038
Idemia Group SAS(b),(m)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	9.559%	2,749,713	2,760,024
Idera, Inc.(b),(m)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 03/02/2028	9.227%	2,693,402	2,697,523
Informatica LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% 10/27/2028	8.194%	2,229,521	2,237,881
Ingram Micro, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 06/30/2028	8.571%	2,811,813	2,825,872
ION Trading Finance Ltd.(b),(m)
Term Loan
3-month Term SOFR + 4.750% 04/01/2028	10.152%	758,324	758,324
Loyalty Ventures, Inc.(c),(m),(o)
Tranche B Term Loan
11/03/2027	14.000%	1,604,304	12,032
Lummus Technology Holdings V LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.944%	2,734,333	2,749,481
McAfee Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	9.163%	3,256,487	3,254,858
Mitchell International, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	9.194%	2,629,157	2,632,996
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mitnick Corporate Purchaser, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	9.930%	780,200	756,014
Natel Engineering Co., Inc.(b),(m)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	11.694%	2,426,312	2,116,958
Neptune BidCo US, Inc.(b),(m)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	10.156%	929,558	887,068
Nielsen Consumer, Inc.(b),(m)
Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.579%	804,065	803,309
Open Text Corp.(b),(m)
Term Loan
1-month Term SOFR + 2.250% 01/31/2030	7.579%	1,967,321	1,979,735
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	9.179%	3,071,070	3,072,145
Tranche B1 2nd Lien Term Loan
3-month Term SOFR + 7.750% Floor 0.750% 02/01/2029	13.177%	995,348	1,000,116
Presidio Holdings, Inc.(b),(m)
Term Loan
3-month Term SOFR + 3.500% 01/22/2027	8.929%	2,434,013	2,435,035
Presidio Holdings, Inc.(b),(m),(n)
Tranche B Berm Loan
3-month Term SOFR + 3.750% 05/09/2031	9.063%	1,896,700	1,901,442
Project Boost Purchaser LLC(b),(m)
Tranche 2 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 05/30/2026	8.968%	1,849,367	1,855,433
Proofpoint, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 08/31/2028	8.680%	3,002,321	3,009,077
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rackspace Finance, LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	8.186%	841,896	375,174
Riverbed Technology LLC(b),(m)
Term Loan
3-month Term SOFR + 2.500% 07/01/2028	7.809%	676,708	402,641
Sabre GLBL, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	9.679%	209,158	189,811
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.944%	621,744	561,124
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	8.944%	974,056	879,085
Sovos Compliance LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.944%	2,759,542	2,724,358
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B8 Term Loan
3-month Term SOFR + 2.000% 05/09/2031	7.320%	1,136,232	1,140,538
Tempo Acquisition LLC(b),(m)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/31/2028	8.079%	2,590,730	2,596,741
UKG, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.500% 02/10/2031	8.820%	2,080,737	2,095,552
Ultra Clean Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% 02/25/2028	8.829%	1,600,561	1,610,565
Virtusa Corp.(b),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	9.179%	1,687,130	1,693,035

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
VS Buyer LLC(b),(m)
Term Loan
1-month Term SOFR + 3.250% 04/12/2031	8.571%	397,501	399,986
Total			110,948,542
Transportation Services 0.1%
Brown Group Holding LLC(b),(m)
Tranche B2 Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/02/2029	8.330%	2,027,920	2,034,836
First Student Bidco, Inc.(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.564%	1,658,214	1,660,933
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	8.564%	503,708	504,534
First Student Bidco, Inc.(b),(m)
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	9.402%	747,940	749,032
Total			4,949,335
Wireless 0.1%
Altice France SA(b),(m)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.829%	1,884,725	1,413,544
Crown Subsea Communications Holdings, Inc.(b),(m)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 01/30/2031	10.080%	2,471,768	2,492,358
SBA Senior Finance II LLC(b),(m)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	7.330%	1,400,939	1,406,290
Total			5,312,192
Total Senior Loans (Cost $514,969,724)			510,330,144

Treasury Bills(g) 0.1%
Issuer	Yield		Principal Amount ($)	Value ($)
Egypt 0.1%
Egypt Treasury Bills
02/25/2025	25.880%	EGP	306,075,000	5,434,563
Total Treasury Bills (Cost $5,450,337)				5,434,563

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
10/20/2026	1.140%		2,000,000	1,827,027
11/30/2026	1.540%		2,500,000	2,295,336
Total U.S. Government & Agency Obligations (Cost $4,500,000)				4,122,363

U.S. Treasury Obligations 0.2%

U.S. Treasury
03/31/2028	1.250%		6,250,000	5,524,414
07/31/2028	1.000%		6,250,000	5,415,527
Total U.S. Treasury Obligations (Cost $10,999,079)				10,939,941

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $12,521,650)	6,914,879

Put Option Contracts Purchased 0.1%

(Cost $6,165,060)	3,759,235

Money Market Funds 7.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(p),(q)	404,378,520	404,297,644
Total Money Market Funds (Cost $404,210,543)		404,297,644
Total Investments in Securities (Cost: $6,221,478,347)		5,990,402,968
Other Assets & Liabilities, Net		(581,742,831)
Net Assets		5,408,660,137
At May 31, 2024, securities and/or cash totaling $32,830,347 were pledged as collateral.
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
29,722,000 EUR	31,742,799 USD	Citi	06/07/2024	—	(511,456)
260,570,000 ZAR	13,528,373 USD	HSBC	06/07/2024	—	(339,271)
Total				—	(850,727)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	94	09/2024	USD	10,226,906	—	(24,661)
U.S. Treasury 2-Year Note	3,494	09/2024	USD	711,738,722	73,786	—
U.S. Treasury 5-Year Note	3,677	09/2024	USD	389,015,109	—	(329,560)
Total					73,786	(354,221)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(2,180)	09/2024	EUR	(283,356,400)	—	(251,798)
U.S. Long Bond	(2,030)	09/2024	USD	(235,606,875)	1,818,673	—
U.S. Treasury Ultra Bond	(533)	09/2024	USD	(65,259,188)	821,336	—
Total					2,640,009	(251,798)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.80	04/10/2025	3,070,000	2,029,250
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	150,000,000	150,000,000	3.75	11/29/2024	4,755,000	1,682,430
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	89,000,000	89,000,000	3.80	09/20/2024	1,143,650	341,351
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	170,000,000	170,000,000	4.00	05/07/2025	3,553,000	2,861,848
Total							12,521,650	6,914,879

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	145,552,658	145,552,658	4.50	07/26/2024	1,357,279	392,687
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	100,000,000	100,000,000	4.50	04/16/2025	2,355,000	1,555,970
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	100,000,000	100,000,000	4.50	10/07/2024	518,300	537,690
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	227,586,000	227,586,000	4.50	10/15/2024	1,934,481	1,272,888
Total							6,165,060	3,759,235

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(2,158,793)	—	—	—	(2,158,793)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(871,120)	—	—	—	(871,120)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	08/09/2049	USD	53,500,000	20,688,625	—	—	20,688,625	—
Total							17,658,712	—	—	20,688,625	(3,029,913)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,692,204	(7,583)	3,183,451	—	—	(1,498,830)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	2,139,012	(6,475)	2,954,532	—	—	(821,995)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	572,747	(2,567)	646,211	—	—	(76,031)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	572,747	(2,567)	142,869	—	427,311	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	1,667,781	(6,504)	2,542,103	—	—	(880,826)
Total							6,644,491	(25,696)	9,469,166	—	427,311	(3,277,682)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	126,433,638	(912,778)	—	—	—	(912,778)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	13.196	USD	18,000,000	(3,502,861)	10,500	—	(2,071,892)	—	(1,420,469)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.196	USD	9,500,000	(1,848,733)	5,542	—	(1,973,693)	130,502	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.196	USD	9,500,000	(1,848,732)	5,542	—	(1,528,889)	—	(314,301)
Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	13.196	USD	8,000,000	(1,556,827)	4,667	—	(1,504,212)	—	(47,948)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	34.387	USD	5,000,000	(508,291)	2,917	—	(986,711)	481,337	—
Total								(9,265,444)	29,168	—	(8,065,397)	611,839	(1,782,718)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.247%
SOFR	Secured Overnight Financing Rate	5.330%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $2,394,303,551, which represents 44.27% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2024.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $79,189,312, which represents 1.46% of total net assets.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2024.

(f)	Non-income producing investment.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2024.

(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Represents a security purchased on a when-issued basis.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(m)
The stated interest rate represents the weighted average interest rate at May 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Represents a security purchased on a forward commitment basis.
(o)	Represents a security in default.
(p)	The rate shown is the seven-day current annualized yield at May 31, 2024.

Columbia Strategic Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia Strategic Income Fund, May 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(q)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	284,775,725	1,506,210,550	(1,386,700,204)	11,573	404,297,644	17,750	14,416,397	404,378,520
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Income Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT232_08_P01_(07/24)